DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2017
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

30.DISCONTINUED OPERATIONS

2017

In 2017, a gain of $14.6 millions, net of income taxes, was accounted for in discontinued operations in the consolidated statement of income. The gain was mainly related to digital tax credits in connection with the English-language newspaper operations sold in 2015

2015

•In February 2015, the Corporation closed its specialty channel, SUN News.

•On April 13, 2015, the Corporation completed the sale, initially announced on October 6, 2014, of all of its English-language newspaper operations in Canada, consisting of more than 170 newspapers and publications, the Canoe English-language portal and 8 printing plants, including the Islington, Ontario plant, for a cash consideration consisting of $305.5 million, less cash disposed of $1.9 million. An amount of $1.3 million was also paid as an adjustment related to working capital items.

•On September 27, 2015, the Corporation completed the sale of Archambault Group Inc.’s retail operations, consisting of the 14 Archambault stores, the archambault.ca website, and the English-language Paragraphe Bookstore, for a cash consideration consisting of $14.5 million, less cash disposed of $1.1 million, and a balance of $3.0 million received in 2016.

For the year ended December 31, 2015, the results of operations and cash flows related to these businesses were reclassified as discontinued operations in the consolidated statements of income, comprehensive income and cash flows as follows:

Consolidated statements of income and comprehensive income

2015

Revenues	$194.1
Expenses	213.6

Loss before income taxes	(19.5)
Income taxes	(3.4)
Loss on disposal of businesses	(3.6)

Loss and comprehensive loss from discontinued operations	$(19.7)

Consolidated statements of cash flows

Cash flows related to operating activities	$(21.3)
Cash flows related to investing activities	(1.2)

Cash flows used in discontinued operations	$(22.5)